Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
1. Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
1.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations
Emera Incorporated (“Emera” or the “Company”) is an

energy and services company which invests in
electricity generation, transmission and distribution, and

gas transmission and distribution.

At December 31, 2021, Emera’s reportable segments

include the following:

●

Florida Electric Utility,

which consists of Tampa

Electric,

a vertically integrated regulated electric
utility, serving approximately 810,600

customers in West Central Florida;
●

Canadian Electric Utilities, which includes:
●

Nova Scotia Power Inc. (“NSPI”), a vertically integrated regulated electric utility and the
primary electricity supplier in Nova Scotia, serving approximately 536,000 customers; and
●

Emera Newfoundland & Labrador Holdings Inc. (“ENL”),

consisting of two transmission
investments related to an 824

megawatt (“MW”) hydroelectric generating facility at

Muskrat
Falls on the Lower Churchill River in Labrador being developed by Nalcor Energy.

ENL’s two
investments are:
●

a
100

per cent investment in NSP Maritime Link Inc. (“NSPML”),

which developed the
Maritime Link Project, a $ 1.8

billion (including AFUDC) transmission project, including
two 170
-kilometre sub-sea cables, connecting the island

of Newfoundland and Nova
Scotia. This project went in service on January 15, 2018;

and
●

a
37.4

per cent investment in the partnership capital of

Labrador-Island Link Limited
Partnership (“LIL”), a $ 3.7

billion electricity transmission project in Newfoundland

and
Labrador to enable the transmission of Muskrat Falls energy

between Labrador and
the island of Newfoundland. Construction of the LIL has

been completed and Nalcor
recognized the first flow of energy from Labrador to Newfoundland in June 2018.
Muskrat Falls generators are completed and available fo

r

service and Nalcor is
forecasting it will achieve final commissioning of Muskrat

Falls and LIL in the first half
of 2022. For further details, refer to note 27.
●

Other Electric Utilities, which includes Emera (Caribbean)

Incorporated (“ECI”), a holding company
with regulated electric utilities that include:
●

The Barbados Light & Power Company Limited (“BLPC”),

a vertically integrated regulated
electric utility on the island of Barbados, serving approximately 132,000 customers;

●

Grand Bahama Power Company Limited (“GBPC”), a vertically

integrated regulated electric
utility on Grand Bahama Island, serving approximately 19,000 customers;
●

a
51.9

per cent interest in Dominica Electricity Services

Ltd. (“Domlec”), a vertically integrated
regulated electric utility on the island of Dominica, serving approximately
35,700

customers;
and

●

a
19.5

per cent equity interest in St. Lucia Electricity Services

Limited (“Lucelec”), a vertically
integrated regulated electric utility on the island of St.

Lucia.
On March 24, 2020, Emera completed the sale of Emera

Maine which was previously included in the
Other Electric Utilities segment. Refer to note 4.
●

Gas Utilities and Infrastructure, which includes:
●

Peoples Gas System (“PGS”), a regulated gas distribution utility,

serving approximately
445,000

customers across Florida;

●

New Mexico Gas Company,

Inc. (“NMGC”), a regulated gas distribution utility,

serving
approximately 542,000

customers in New Mexico;

●

SeaCoast Gas Transmission, LLC (“SeaCoast”),

a regulated intrastate natural gas
transmission company offering services in Florida;

●

Emera Brunswick Pipeline Company Limited (“Brunswick

Pipeline”), a
145 -kilometre pipeline
delivering re-gasified liquefied natural gas (“LNG”) from Saint

John, New Brunswick to the
United States border under a 25
-year firm service agreement with Repsol Energy

Canada,
which expires in 2034; and
●

a
12.9

per cent interest in Maritimes & Northeast Pipeline (“M&NP”),

a
1,400 -kilometre
pipeline, that transports natural gas throughout markets

in Atlantic Canada and the
northeastern United States.

●

Emera’s other reportable segment includes investments

in energy-related non-regulated companies
which includes:
●

Emera Energy, which

consists of:
●

Emera Energy Services (“EES”), a physical energy business

that purchases and sells
natural gas and electricity and provides related energy

asset management services;

●

Brooklyn Power Corporation (“Brooklyn Energy”), a
30

MW biomass co-generation
electricity facility in Brooklyn, Nova Scotia; and
●

a
50.0

per cent joint venture interest in Bear Swamp Power

Company LLC (“Bear
Swamp”), a 633

MW pumped storage hydroelectric facility in northwestern
Massachusetts.

●

Emera Reinsurance Limited, a captive insurance company providing insurance and
reinsurance to Emera and certain affiliates;
●

Emera US Finance LP (“Emera Finance”) and TECO Finance,

Inc. (“TECO Finance”),
financing subsidiaries of Emera;
●

Emera Technologies

LLC, a wholly owned technology company focused on finding

ways to
deliver renewables and resilient energy to customers;
●

Emera US Holdings Inc., a wholly owned holding company

for certain of Emera’s assets
located in the United States; and
●

Other investments.
In 2020, the outbreak of COVID-19, resulted in governments

worldwide enacting emergency measures to
combat the spread of the virus. Management considered the

impact of COVID-19 in the Company’s
estimates and results and concluded the financial statements as of and for the year ended December 31,
2021 were not materially impacted.
Basis of Presentation
These consolidated financial statements are prepared

and presented in accordance with United States
Generally Accepted Accounting Principles (“USGAAP”).

In the opinion of management, these
consolidated financial statements include all adjustments

that are of a recurring nature and necessary to
fairly state the financial position of Emera.

All dollar amounts are presented in Canadian dollars, unless otherwise indicated.
Principles of Consolidation
The consolidated financial statements of Emera include

the accounts of Emera Incorporated, its majority-
owned subsidiaries, and a variable interest entity (“VIE”)

in which Emera is the primary beneficiary.

For
further details on VIEs, refer to note 32. Emera uses the

equity method of accounting to record
investments in which the Company has the ability to exercise significant influence, and for VIEs in which
Emera is not the primary beneficiary.
The Company performs ongoing analysis to assess whether

it holds any VIEs or whether any
reconsideration events have arisen with respect to existing

VIEs.
To identify potential VIEs,
management reviews contractual and ownership arrangements

such as leases, long-term purchase
power agreements, tolling contracts, guarantees, jointly

owned facilities and equity investments. VIEs
of which the Company is deemed the primary beneficiary

must be consolidated. The primary
beneficiary of a VIE has both the power to direct the activities of the entity that most significantly
impacts its economic performance and the obligation to

absorb losses of the entity that could
potentially be significant to the entity.

In circumstances where Emera has an investment

in a VIE but
is not deemed the primary beneficiary,

the VIE is accounted for using the equity method.

Intercompany balances and transactions have been eliminated

on consolidation, except for the net profit
on certain transactions between certain non-regulated and regulated entities in accordance with
accounting standards for rate-regulated entities. The net profit on these transactions, which would be
eliminated in the absence of the accounting standards

for rate-regulated entities, is recorded in non-
regulated operating revenues. An offset is recorded

to property, plant

and equipment, regulatory assets,
regulated fuel for generation and purchased power,

or operating, maintenance and general (“OM&G”),
depending on the nature of the transaction.
Use of Management Estimates
The preparation of consolidated financial statements in accordance with USGAAP requires management
to make estimates and assumptions. These may affect

the reported amounts of assets and liabilities at
the date of the financial statements and reported amounts

of revenues and expenses during the reporting
periods. Significant areas requiring the use of management

estimates relate to rate-regulated assets and
liabilities, accumulated reserve for cost of removal, pension and post-retirement benefits, unbilled
revenue, useful lives for depreciable assets, goodwill,

and long-lived assets impairment assessments,
income taxes, asset retirement obligations, and valuation

of financial instruments. Management evaluates
the Company’s estimates on an ongoing basis based

upon historical experience, current and expected
conditions and assumptions believed to be reasonable

at the time the assumption is made, with any
adjustments recognized in income in the year they arise.
Management has analyzed the impact of the COVID-19 pandemic

on its estimates and assumptions and
concluded that no material adjustments were required

for the year ended December 31, 2021.

The extent of the future impact of COVID-19 on the Company’s financial results and business operations
cannot be predicted at this time and will depend on future

developments, including the duration and
severity of the pandemic, timing and effectiveness

of vaccinations, further potential government actions
and future economic activity and energy usage. Actual

results may differ significantly from these
estimates.
Regulatory Matters
Regulatory accounting applies where rates are established

by, or subject to

approval by, an

independent
third-party regulator. The rates

are designed to recover prudently incurred costs of

providing the regulated
products or services and provide an opportunity for a reasonable rate of return on invested capital, as
applicable. For further detail, refer to note 7.
Foreign Currency Translation

Monetary assets and liabilities denominated in foreign

currencies are converted to Canadian dollars at the
rates of exchange prevailing at the balance sheet date. The resulting differences between the translation
at the original transaction date and the balance sheet

date are included in income.
Assets and liabilities of foreign operations whose functional currency is not the Canadian dollar are
translated using the exchange rates in effect at the

balance sheet date and the results of operations

at
the average exchange rate in effect for the

period. The resulting exchange gains and losses on the assets and liabilities are deferred on the balance sheet in AOCI.
The Company designates certain United States dollar

denominated debt held in Canadian dollar
functional currency companies as hedges of net investments

in United States dollar denominated foreign
operations. The change in the carrying amount of these

investments, measured at the exchange rates in
effect at the balance sheet date is recorded in

Other Comprehensive Income (“OCI”).
Revenue Recognition
Regulated Electric Revenue
Electric revenues, including energy charges, demand charges,

basic facilities charges and clauses and
riders, are recognized when obligations under the terms

of a contract are satisfied, which is when
electricity is delivered to customers over time as the customer simultaneously receives and consumes the
benefits of the electricity.

Electric revenues are recognized on an accrual basis and include billed and
unbilled revenues. Revenues related to the sale of electri

city are recognized at rates approved by the
respective regulator and recorded based on metered usage, which occurs on a periodic, systematic
basis, generally monthly or bi-monthly.

At the end of each reporting period, the electricity delivered to
customers, but not billed, is estimated and the corresponding unbilled revenue is recognized. The
Company’s estimate of unbilled revenue at the

end of the reporting period is calculated by estimating the
number of megawatt hours (“MWh”) delivered to customers

at the established rates expected to prevail in
the upcoming billing cycle. This estimate includes assumptions as to the pattern of energy demand,
weather, line losses and inter-period

changes to customer classes.
Regulated Gas Revenue

Gas revenues, including energy charges, demand charges,

basic facilities charges and applicable
clauses and riders, are recognized when obligations under the terms of a contract are satisfied, which is
when gas is delivered to customers over time as the customer simultaneously receives and consumes the
benefits of the gas. Gas revenues are recognized on an

accrual basis and include billed and unbilled
revenues. Revenues related to the distribution and sale

of gas are recognized

at rates approved by the
respective regulator and recorded based on metered usage, which occurs on a periodic, systematic
basis, generally monthly.

At the end of each reporting period, the gas delivered to

customers, but not
billed, is estimated and the corresponding unbilled revenue

is recognized. The Company’s estimate of
unbilled revenue at the end of the reporting period is calculated by estimating the number of therms
delivered to customers at the established rates expected

to prevail in the upcoming billing cycle. This
estimate includes assumptions as to the pattern of usage,

weather, and inter-period

changes to customer
classes.
Non-regulated Revenue

Marketing and trading margins are comprised of Emera

Energy’s corresponding purchases and sales

of
natural gas and electricity,

pipeline capacity costs and energy asset management revenues.

Revenues
are recorded when obligations under terms of a contract

are satisfied and are presented on a net basis,
reflecting the nature of the contractual relationships with

customers and suppliers.
Energy sales are recognized when obligations under the

terms of the contracts are satisfied, which is
when electricity is delivered to customers over time.

Other non-regulated revenues are recorded when obligations

under terms of a contract are satisfied.
Other
Sales, value add, and other taxes, except for gross receipts taxes discussed below, collected

by the
Company concurrent with revenue-producing activities

are excluded from revenue.
Leases
The Company determines whether a contract contains

a lease at inception by evaluating if the contract
conveys the right to control the use of an identified asset for a period of time in exchange for
consideration.

Emera has leases with independent power producers (“IPP”)

and other utilities with annual requirements
to purchase wind and hydro energy over varying contract

lengths that are classified as finance leases.
These finance leases are not recorded on the Company’s

Consolidated Balance Sheets as payments
associated with the leases are variable in nature and there

are no minimum fixed lease payments. Lease
expense associated with these leases is recorded as “Regulated fuel for generation and purchased
power” on the Consolidated Statements of Income.
Operating lease liabilities and right-of-use (“ROU”) assets

are recognized on the Consolidated Balance
Sheets based on the present value of the future minimum lease payments over the lease term at
commencement date. As most of Emera’s leases

do not provide an implicit rate, the incremental
borrowing rate at commencement of the lease is used

in determining the present value of future lease
payments. Lease expense is recognized on a straight-line

basis over the lease term and is recorded as
“Operating, maintenance and general” on the Consolidated

Statements of Income.
Where the Company is the lessor,

a lease is a sales-type lease if certain criteria are met

and the
arrangement transfers control of the underlying asset

to the lessee. For arrangements where the criteria
are met due to the presence of a third-party residual value

guarantee, the lease is a direct financing
lease.

For direct finance leases, a net investment in the lease

is recorded that consists of the sum of the
minimum lease payments and residual value (net of estimated

executory costs and unearned income).
The difference between the gross investment

and the cost of the leased item is recorded as unearned
income at the inception of the lease. Unearned income

is recognized in income over the life of the lease
using a constant rate of interest equal to the internal

rate of return on the lease.

For sales-type leases, the accounting is similar to the accounting for direct finance leases, however the
difference between the fair value and the carrying value

of the leased item is recorded at lease
commencement rather than deferred over the term of the

lease.

Emera has certain contractual agreements that include lease and non-lease components, which management has elected to account for as a single lease component.
Franchise Fees and Gross Receipts
Tampa

Electric and PGS recover from customers certain costs

incurred, on a dollar-for-dollar basis,
through prices approved by the Florida Public Service Commission

(“FPSC”). The amounts included in
customers’ bills for franchise fees and gross receipt taxes

are included as “Regulated electric” and
“Regulated gas” revenues in the Consolidated Statements

of Income. Franchise fees and gross receipt
taxes payable by Tampa

Electric and PGS are included as an expense on the Consolidated

Statements
of Income in “Provincial, state and municipal taxes”.
NMGC is an agent in the collection and payment of franchise

fees and gross receipt taxes and is not
required by a tariff to present the amounts on

a gross basis. Therefore, NMGC’s franchise

fees and gross
receipt taxes are presented net with no line item impact

on the Consolidated Statements of Income.
Property, Plant and

Equipment

Property, plant and

equipment are recorded at original cost, including

allowance for funds used during
construction (“AFUDC”) or capitalized interest, net of contributions received in aid of construction.
The cost of additions, including betterments and replacements of units of property,

plant and equipment,
are included in “Property,

plant and equipment”. When units of regulated property,

plant and equipment
are replaced, renewed or retired, their cost plus removal or disposal costs, less salvage proceeds, is
charged to accumulated depreciation, with no gain or loss

reflected in income. Where a disposition of
non-regulated property,

plant and equipment occurs, gains and losses are

included in income as the
dispositions occur.
The cost of property,

plant and equipment represents the original cost of

materials, contracted services,
direct labour, AFUDC for regulated

property or interest for non-regulated property,

asset retirement
obligations (“ARO”), and overhead attributable to the capital project. Overhead includes corporate costs
such as finance, information technology and labour costs,

along with other costs related to support
functions, employee benefits, insurance, procurement,

and fleet operating and maintenance.
Expenditures for project development are capitalized if

they are expected to have a future economic
benefit.
Normal maintenance projects are expensed as incurred.

Planned major maintenance projects that do not
increase the overall life of the related assets are expensed.

When a major maintenance project increases
the life or value of the underlying asset, the cost is capitalized.

Depreciation is determined by the straight-line method, based on the estimated remaining service lives of
the depreciable assets in each functional class of depreciable property. For some

of Emera’s rate-
regulated subsidiaries, depreciation is calculated using

the group remaining life method, which is applied
to the average investment, adjusted for anticipated costs

of removal less salvage, in functional classes of
depreciable property.

The service lives of regulated assets require

the appropriate regulatory approval.
Intangible assets, which are included in “Property,

plant and equipment,” consist primarily of computer
software and land rights. Amortization is determined

by the straight-line method, based on the estimated
remaining service lives of the asset in each category.

For some of Emera’s rate-regulated subsidiaries,
amortization is calculated using the amortizable life method which is applied to the net book value to date
over the remaining life of those assets. The service lives

of regulated intangible assets require regulatory
approval.
Goodwill
Goodwill is calculated as the excess of the purchase price

of an acquired entity over the estimated fair
values of identifiable assets acquired and liabilities assumed at the acquisition date. Goodwill is carried at
initial cost less any write-down for impairment and is adjusted for the impact of foreign exchange. Under
the applicable accounting guidance, goodwill is subject

to assessment for impairment at the reporting unit
level annually, or if

an event or change in circumstances indicates that the

fair value of a reporting unit
may be below its carrying value. For further detail, refer

to note 22.
Income Taxes and

Investment Tax

Credits
Emera recognizes deferred income tax assets and liabilities

for the future tax consequences of events
that have been included in the financial statements or income tax returns. Deferred income tax assets
and liabilities are determined based on the difference

between the carrying value of assets and liabilities
on the Consolidated Balance Sheets, and their respective

tax bases using enacted tax rates in effect for
the year in which the differences are expected to

reverse. The effect of a change in income tax

rates on
deferred income tax assets and liabilities is recognized

in earnings in the period when the change is
enacted, unless required to be offset to a regulatory

asset or liability by law or by order of the regulator.
Emera recognizes the effect of income tax positions

only when it is more likely than not that they will be
realized. Management reviews all readily available current and historical information, including forward-
looking information, and the

likelihood that deferred tax assets will be recovered from future taxable
income is assessed and assumptions about the expected

timing of the reversal of deferred tax assets and
liabilities are made. If management subsequently determines

that it is likely that some or all of a deferred
income tax asset will not be realized, then a valuation allowance is recorded to reflect the amount of
deferred income tax asset expected to be realized.

Generally, investment

tax credits are recorded as a reduction to income

tax expense in the current or
future periods to the extent that realization of such benefit is more likely than not. Investment tax credits
earned by Tampa

Electric, PGS and NMGC on regulated assets are

deferred and amortized over the
estimated service lives of the related properties, as required by regulatory practices.
Tampa

Electric, PGS, NMGC,

BLPC and Domlec collect income taxes from customers

based on current
and deferred income taxes. NSPI, ENL and Brunswick Pipeline

collect income taxes from customers
based on income tax that is currently payable except for

the deferred income taxes on certain regulatory
balances specifically prescribed by the regulator.

For the balance of regulated deferred income taxes,
NSPI, ENL and Brunswick Pipeline recognize regulatory

assets or liabilities where the deferred income
taxes are expected to be recovered from or returned to

customers in future years. These regulated assets
or liabilities are grossed up using the respective income

tax rate to reflect the income tax associated with
future revenues that are required to fund these deferred

income tax liabilities, and the income tax benefits
associated with reduced revenues resulting from the realization of deferred income tax assets. GBPC is
not subject to income taxes.
Emera classifies interest and penalties associated with unrecognized tax benefits as interest and
operating expense, respectively.

For further information, refer to note 10.
Derivatives and Hedging Activities
The Company manages its exposure to normal operating and

market risks relating to commodity prices,
foreign exchange, interest rates and share prices through

contractual protections with counterparties
where practicable, and by using financial instruments consisting mainly of foreign exchange forwards and
swaps, interest rate options and swaps, equity derivatives,

and coal, oil and gas futures, options, forwards
and swaps. In addition, the Company has contracts for

the physical purchase and sale of natural gas.
These physical and financial contracts are classified as

held-for-trading (“HFT”). Collectively,

these
contracts and financial instruments are considered derivatives.
The Company recognizes the fair value of all its derivatives on its balance sheet, except for non-financial
derivatives that meet the normal purchases and normal sales

(“NPNS”) exception. Physical contracts that
meet the NPNS exception are not recognized on the balance

sheet; these contracts are recognized in
income when they settle. A physical contract generally

qualifies for the NPNS exception if the transaction
is reasonable in relation to the Company’s business

needs, the counterparty owns or controls resources
within the proximity to allow for physical delivery,

the Company intends to receive physical delivery of the
commodity, and the

Company deems the counterparty creditworthy.

The Company continually assesses
contracts designated under the NPNS exception and will discontinue the treatment of these contracts
under this exemption where the criteria are no longer met.

Derivatives qualify for hedge accounting if they meet stringent documentation requirements and can be
proven to effectively hedge the identified risk both

at the inception and over the term of the instrument.
Specifically, for cash

flow hedges, the change in the fair value of derivatives is

deferred to AOCI and
recognized in income in the same period the related hedged

item is realized. Where the documentation or
effectiveness requirements are not met, the derivatives

are recognized at fair value with any changes in
fair value recognized in net income in the reporting period,

unless deferred as a result of regulatory
accounting.
Derivatives entered into by NSPI, NMGC and GBPC that

are documented as economic hedges or for
which the NPNS exception has not been taken, are subject

to regulatory accounting treatment. The
change in fair value of the derivatives is deferred to a

regulatory asset or liability.

The gain or loss is
recognized in the hedged item when the hedged item

is settled. Management believes any gains or
losses resulting from settlement of these derivatives related to fuel for generation and purchased power
will be refunded to or collected from customers in future

rates. Tampa

Electric and PGS have no
derivatives related to hedging as a result of a FPSC approved five-year moratorium on hedging of natural
gas purchases which ends on December 31, 2022. Tampa

Electric’s moratorium on hedging of natural
gas purchases will continue through December 31, 2024,

as a result of Tampa

Electric’s 2021 rate case
settlement agreement.
Derivatives that do not meet any of the above criteria are designated as HFT,

with changes in fair value
normally recorded in net income of the period. The Company

has not elected to designate any derivatives
to be included in the HFT category where another accounting

treatment would apply.
Emera classifies gains and losses on derivatives as a component of fuel for generation and purchased
power, other expenses, inventory,

OM&G and property,

plant and equipment, depending on the nature of
the item being economically hedged. Tran

sportation capacity arising as a result of marketing and

trading
derivative transactions is recognized as an asset in “Receivables and other current assets” and amortized
over the period of the transportation contract term. Cash

flows from derivative activities are presented in
the same category as the item being hedged within

operating or investing activities on the Consolidated
Statements of Cash Flows. Non-hedged derivatives are included in operating cash flows on the
Consolidated Statements of Cash Flows.
Derivatives, as reflected on the Consolidated Balance Sheets,

are not offset by the fair value amounts of
cash collateral with the same counterparty.

Rights to reclaim cash collateral are recognized

in
“Receivables and other current assets” and obligations

to return cash collateral are recognized in
“Accounts payable”.
Cash, Cash Equivalents and Restricted Cash
Cash equivalents consist of highly liquid short-term investments with original maturities of three months or
less at acquisition.
Receivables and Allowance for Credit Losses
Utility customer receivables are recorded at the invoiced amount and do not bear interest. Standard
payment terms for electricity and gas sales are approximately

30 days. A late payment fee may be
assessed on account balances after the due date.

The Company is exposed to credit risk with respect to

amounts receivable from customers. Credit
assessments may be conducted on new customers. Deposits

are requested on accounts in accordance
with the Company’s policy.

The Company also maintains provisions for expected credit losses,

which are
assessed on a regular basis.
Management estimates credit losses related to accounts

receivable after considering historical loss
experience, customer deposits, current events, the characteristics of existing accounts and reasonable
and supportable forecasts that affect the collectability

of the reported amount. Provisions for credit losses
on receivables are expensed to maintain the allowance at a

level considered adequate to cover expected
losses. Receivables are written off against the

allowance when they are deemed uncollectible.
The economic impact of COVID-19 in the service territories

in which Emera operates, has impacted the
aging of customer receivables resulting in higher allowances for credit losses related to customer
receivables, however it has not had a material impact on earnings.
Inventory
Fuel and materials inventories are valued using the weighted

-average cost method. These inventories are
carried at the lower of weighted-average cost or net realizable value, unless evidence indicates that the
weighted-average cost will be recovered in future customer

rates.
Asset Impairment
Long-Lived Assets
Emera assesses whether there has been an impairment

of long-lived assets and intangibles when a
triggering event occurs, such as a significant market disruption or sale of a business.

The assessment involves comparing the undiscounted expected

future cash flows to the carrying value of
the asset. When the undiscounted cash flow analysis indicates a long-lived asset is not recoverable, the
amount of the impairment loss is determined by measuring

the excess of the carrying amount of the long-
lived asset over its estimated fair value. The Company’s

assumptions relating to future results of
operations or other recoverable amounts, are based

on a combination of historical experience,
fundamental economic analysis, observable market activity

and independent market studies. The
Company’s expectations regarding uses and holding

periods of assets are based on internal long-term
budgets and projections, which consider external factors

and market forces, as of the end of each
reporting period. The assumptions made are consistent

with generally accepted industry approaches and
assumptions used for valuation and pricing activities.
Management considered whether the potential impacts

of the COVID-19 pandemic on undiscounted
future cash flows could indicate that long-lived assets

are not recoverable. As at December 31, 2021,
there are no indications of impairment of Emera’s

long-lived assets.
No impairment charges were recognized during the year

ended December 31, 2021. In 2020, impairment
charges of $ 25

million ($
26

million after tax) were recognized on certain assets and

recorded in
“Impairment charges” in the Consolidated Statements of Income.

Goodwill

Goodwill is not amortized but is subject to an annual assessment for impairment at the reporting unit level
with interim impairment tests performed when impairment

indicators are present. Reporting units are
generally determined at the operating segment level or one

level below the operating segment level.
Reporting units with similar characteristics are grouped

for the purpose of determining impairment, if any,
of goodwill.

When assessing goodwill for impairment the Company

has the option of first performing a
qualitative assessment to determine whether a quantitative

assessment is necessary.

In performing a
qualitative assessment management considers, among other

factors, macroeconomic conditions, industry
and market considerations and overall financial performance.
If the Company performs the qualitative assessment and

determines that it is more likely than not that its
fair value is less than its carrying amount, or if the Company chooses to bypass the qualitative
assessment, a quantitative test is performed. The quantitative test compares the fair value of the
reporting unit to its carrying amount, including goodwill.

If the carrying amount of the reporting unit
exceeds its fair value, an impairment loss is recorded as

a reduction to goodwill and a charge to operating
expense. Management estimates the fair value of the reporting unit by using the income approach, or a
combination of the income and market approach. The income

approach is applied using a discounted
cash flow analysis which relies on management’s

best estimate of the reporting units’ projected

cash
flows. The analysis includes an estimate of terminal values

based on these expected cash flows using a
methodology which derives a valuation using an assumed

perpetual annuity based on the reporting unit’s
residual cash flows. The discount rate used is a market participant rate based on a peer group of publicly
traded comparable companies and represents the weighted

average cost of capital of comparable
companies. When using the market approach, management

estimates fair value based on comparable
companies and transactions within the utility industry.

Significant assumptions used in estimating the fair
value include discount and growth rates, rate case assumptions,

valuation of the reporting units' net
operating loss (“NOL”), utility sector market performance

and transactions, projected operating and
capital cash flows and the fair value of debt. Adverse changes in assumptions described above could
result in a future material impairment of the goodwill assigned to Emera’s reporting units with goodwill. As
part of the goodwill impairment assessment management considered the potential impacts of the COVID-
19 pandemic on the future earnings of the reporting units.
As of December 31, 2021, $ 5.6

billion of Emera’s goodwill was related to TECO

Energy (Tampa

Electric,
PGS and NMGC reporting units). Qualitative assessments

were performed for these reporting units given
the significant excess of fair value over carrying amounts

calculated during the last quantitative test in Q4
2019. Management concluded it was more likely than not that

the fair value of these reporting units
exceeded their respective carrying amounts, including

goodwill. As such, no quantitative testing was
required.
As of December 31, 2021, $ 68

million of Emera’s goodwill was related to GBPC.

In Q4 2021, the
Company performed a quantitative impairment assessment

for GBPC as this reporting unit is more
sensitive to changes in assumptions due to limited excess

of fair value over the carrying value. The
assessment estimated that the fair value of the reporting

unit exceeded its carrying value, including
goodwill, by approximately 12

per cent. For further detail, refer to note 22.
Equity Method Investments
The carrying value of investments accounted for under

the equity method are assessed for impairment by
comparing the fair value of these investments to their carrying values, if a fair value assessment was
completed, or by reviewing for the presence of impairment

indicators, including the impact of COVID-19. If
an impairment exists, and it is determined to be other-than-temporary,

a charge is recognized in earnings
equal to the amount the carrying value exceeds the investment’s fair value. No impairment of equity
method investments was required in either 2021 or 2020.
Financial Assets
Equity investments, other than those accounted for under

the equity method of accounting, are measured
at fair value, with changes in fair value recognized in the

Consolidated Statements of Income. Equity
investments that do not have readily determinable fair

values are recorded at cost minus impairment, if
any, plus or minus

changes resulting from observable price changes

in orderly transactions for the
identical or similar investments. No impairment of financial assets was required in either 2021 or 2020.

Asset Retirement Obligations
An ARO is recognized if a legal obligation exists in connection with the future disposal or removal costs
resulting from the permanent retirement, abandonment

or sale of a long-lived asset. A legal obligation
may exist under an existing or enacted law or statute,

written or oral contract, or by legal construction
under the doctrine of promissory estoppel.
An ARO represents the fair value of the estimated cash

flows necessary to discharge the future
obligation, using the Company’s credit adjusted

risk-free rate. The amounts are reduced by actual
expenditures incurred. Estimated future cash flows are based on completed depreciation studies,
remediation reports, prior experience, estimated useful

lives and governmental regulatory requirements.
The present value of the liability is recorded and the carrying amount of the related long-lived asset is
correspondingly increased. The amount capitalized at inception is depreciated in the same manner as the
related long-lived asset. Over time, the liability is accreted to its estimated future value. AROs are
included in “Other long-term liabilities” and accretion

expense is included as part of “Depreciation and
amortization”. Any regulated accretion expense not yet

approved by the regulator is recorded in
“Property, plant and equipment”

and included in the next depreciation study.
Some of the Company’s transmission and distribution

assets may have conditional AROs which are not
recognized in the consolidated financial statements as

the fair value of these obligations could not be
reasonably estimated, given there is insufficient information to do so. A conditional ARO refers to a legal
obligation to perform an asset retirement activity in which

the timing and/or method of settlement are
conditional on a future event that may or may not be

within the control of the entity.

Management
monitors these obligations and a liability is recognized at fair value in the period in which an amount can
be determined.
Cost of Removal
Tampa

Electric, PGS, NMGC and NSPI recognize non-ARO

costs of removal (“COR”) as regulatory
liabilities. The non-ARO COR represent funds received

from customers through depreciation rates to
cover estimated future non-legally required COR of property,

plant and equipment upon retirement. The
companies accrue for COR over the life of the related

assets based on depreciation studies approved by
their respective regulators. The costs are estimated based

on historical experience and future
expectations, including expected timing and estimated

future cash outlays.
Stock-Based Compensation
The Company has several stock-based compensation

plans: a common share option plan for senior
management; an employee common share purchase plan;

a deferred share unit (“DSU”) plan; a
performance share unit (“PSU”) plan; and a restricted

share unit (“RSU”) plan. The Company accounts for
its plans in accordance with the fair value based method of

accounting for stock-based compensation.
Stock-based compensation cost is measured at the grant date,

based on the calculated fair value of the
award, and is recognized as an expense over the employee’s

or director’s requisite service period using
the graded vesting method. Stock-based compensation

plans recognized as liabilities are initially
measured at fair value and re-measured at fair value at

each reporting date, with the change in liability
recognized in income.
Employee Benefits
The costs of the Company’s pension and other

post-retirement benefit programs for employees are
expensed over the periods during which employees render service.

The Company recognizes the funded
status of its defined-benefit and other post-retirement plans on the balance sheet and recognizes
changes in funded status in the year the change occurs.

The Company recognizes the unamortized gains
and losses and past service costs in AOCI or regulatory

assets. The components of net periodic benefit
cost other than the service cost component are included

in “Other income, net” on the Consolidated
Statements of Income.